Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total		Preferred Stock [Member] Series B Preferred Stock [Member]
Balances, value at Dec. 31, 2019		$ 1	$ 20,334	$ (23,278)	$ (2,943)
Balance, shares at Dec. 31, 2019		12,444,165
Issuance of Common Stock:
To consultants for services			677		677
To consultants for services, shares		88,111
Fair value of warrants issued:
Stock-based compensation expense			2,172		2,172
Net loss				(12,057)	(12,057)
For cash, net of issuance costs					$ 2,403		$ 2,403
For cash, net of issuance costs, shares							164
Upon exercise of stock options, shares	[1]
Series B preferred stock issued:
In exchange for convertible debt					$ 2,944		$ 2,944
In exchange for convertible debt, shares							196
For exchange of Series B preferred stock		$ 1	5,346				$ (5,347)
For exchange of Series B preferred stock, shares		1,199,195,000					(360,000)
In initial public offering, net of issuance costs			21,577		21,577
In initial public offering, net of issuance costs, shares		4,025,000
For settlement of liability			350		350
For settlement of liability, shares		46,667,000
For conversion of convertible debt			796		796
For conversion of convertible debt, shares		106,314
In litigation settlement			1,800		1,800
In litigation settlement, shares		300,000,000
Fair value of warrants issued in litigation settlement			1,531		1,531
Series A preferred stock accretion			(2,333)		(2,333)
Balances, value at Dec. 31, 2020		$ 2	52,250	(35,335)	16,917
Balance, shares at Dec. 31, 2020		18,209,452
Issuance of Common Stock:
To consultants for services			20		20
To consultants for services, shares		2,667
Fair value of warrants issued:
To consultants for services			232		232
For purchase of assets			136		136
Stock-based compensation expense			434		434
Net loss				(3,399)	(3,399)
Balances, value at Mar. 31, 2021		$ 2	53,072	(38,734)	14,340
Balance, shares at Mar. 31, 2021		18,212,119
Balances, value at Dec. 31, 2020		$ 2	52,250	(35,335)	16,917
Balance, shares at Dec. 31, 2020		18,209,452
Fair value of warrants issued:
Net loss					$ (12,895)
Upon exercise of stock options, shares	[2]				200,000
Balances, value at Sep. 30, 2021		$ 2	80,697	(48,230)	$ 32,469
Balance, shares at Sep. 30, 2021		23,012,119
Balances, value at Dec. 31, 2020		$ 2	52,250	(35,335)	16,917
Balance, shares at Dec. 31, 2020		18,209,452
Issuance of Common Stock:
To consultants for services			20		20
To consultants for services, shares		2,667
Fair value of warrants issued:
To consultants for services			232		232
For purchase of assets			136		136
Stock-based compensation expense			2,658		2,658
Net loss				(20,288)	(20,288)
Upon exercise of stock options			330		$ 330
Upon exercise of stock options, shares		200,000			200,000	[1]
Series B preferred stock issued:
In follow-on public offering, net of issuance costs			25,362		$ 25,362
In follow-on public offering, net of issuance costs, shares		4,600,000
In business combination			172		172
Balances, value at Dec. 31, 2021		$ 2	81,160	(55,623)	25,539
Balance, shares at Dec. 31, 2021		23,012,119
Balances, value at Mar. 31, 2021		$ 2	53,072	(38,734)	14,340
Balance, shares at Mar. 31, 2021		18,212,119
Fair value of warrants issued:
To consultants for services
For purchase of assets
Stock-based compensation expense			648		648
Net loss				(4,043)	(4,043)
For cash, net of issuance costs			25,362		25,362
For cash, net of issuance costs, shares		4,600,000
In business combination			172		172
Balances, value at Jun. 30, 2021		$ 2	79,254	(42,777)	36,479
Balance, shares at Jun. 30, 2021		22,812,119
Fair value of warrants issued:
Stock-based compensation expense			1,113		1,113
Net loss				(5,453)	(5,453)
Upon exercise of stock options			330		330
Upon exercise of stock options, shares		200,000
Balances, value at Sep. 30, 2021		$ 2	80,697	(48,230)	32,469
Balance, shares at Sep. 30, 2021		23,012,119
Balances, value at Dec. 31, 2021		$ 2	81,160	(55,623)	25,539
Balance, shares at Dec. 31, 2021		23,012,119
Fair value of warrants issued:
To consultants for services			222		222
Stock-based compensation expense			609		609
Net loss				(5,331)	(5,331)
Balances, value at Mar. 31, 2022		$ 2	81,991	(60,954)	21,039
Balance, shares at Mar. 31, 2022		23,012,119
Balances, value at Dec. 31, 2021		$ 2	81,160	(55,623)	25,539
Balance, shares at Dec. 31, 2021		23,012,119
Fair value of warrants issued:
Net loss					$ (17,756)
Upon exercise of stock options, shares	[2]
Balances, value at Sep. 30, 2022		$ 2	83,233	(73,380)	$ 9,855
Balance, shares at Sep. 30, 2022		23,012,119
Balances, value at Mar. 31, 2022		$ 2	81,991	(60,954)	21,039
Balance, shares at Mar. 31, 2022		23,012,119
Fair value of warrants issued:
To consultants for services			131		131
Stock-based compensation expense			661		661
Net loss				(6,992)	(6,992)
Balances, value at Jun. 30, 2022		$ 2	82,783	(67,946)	14,839
Balance, shares at Jun. 30, 2022		23,012,119
Fair value of warrants issued:
To consultants for services			100		100
Stock-based compensation expense			350		350
Net loss				(5,434)	(5,434)
Balances, value at Sep. 30, 2022		$ 2	$ 83,233	$ (73,380)	$ 9,855
Balance, shares at Sep. 30, 2022		23,012,119

[1]	On the respective exercise dates, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.
[2]	As of September 30, 2022, the aggregate intrinsic value of stock options outstanding was $0.